Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012064 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Select Dividend ETF
Class Name	iShares Select Dividend ETF
Trading Symbol	DVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$21	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	15.10%	33.73%	9.75%	9.39%
S&P Total Market Index™	13.84	37.99	14.51	12.37
Dow Jones U.S. Select Dividend Index™	15.32	34.25	10.19	9.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 20,080,101,361
Holdings Count | Holding	102
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,080,101,361
Number of Portfolio Holdings	102
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	29.1%
Financials	27.0%
Consumer Staples	10.2%
Materials	8.2%
Consumer Discretionary	6.7%
Communication Services	5.7%
Energy	4.6%
Health Care	3.4%
Information Technology	3.0%
Industrials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	3.2%
AT&T Inc.	2.2%
Philip Morris International, Inc.	2.1%
International Paper Co.	2.1%
Citizens Financial Group, Inc.	1.8%
Dominion Energy, Inc.	1.8%
ONEOK, Inc.	1.8%
Truist Financial Corp.	1.8%
KeyCorp	1.7%
Entergy Corp.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	3.2%
AT&T Inc.	2.2%
Philip Morris International, Inc.	2.1%
International Paper Co.	2.1%
Citizens Financial Group, Inc.	1.8%
Dominion Energy, Inc.	1.8%
ONEOK, Inc.	1.8%
Truist Financial Corp.	1.8%
KeyCorp	1.7%
Entergy Corp.	1.7%
(a)	Excludes money market funds.

C000012097 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar U.S. Equity ETF
Class Name	iShares Morningstar U.S. Equity ETF
Trading Symbol	ILCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	13.99%	38.45%	14.55%	12.21%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Large-Mid Cap Index℠	14.01	38.46	14.62	12.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,129,093,165
Holdings Count | Holding	620
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,129,093,165
Number of Portfolio Holdings	620
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.9%
Financials	13.5%
Health Care	11.2%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.9%
Consumer Staples	5.7%
Energy	3.5%
Utilities	2.4%
Materials	2.3%
Real Estate	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
NVIDIA Corp.	6.3%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
NVIDIA Corp.	6.3%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.4%
(a)	Excludes money market funds.

C000012099 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Value ETF
Class Name	iShares Morningstar Value ETF
Trading Symbol	ILCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.29%	32.20%	10.38%	9.58%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Large-Mid Cap Broad Value Index℠	11.30	32.20	10.47	9.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 978,824,765
Holdings Count | Holding	448
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$978,824,765
Number of Portfolio Holdings	448
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.9%
Information Technology	16.4%
Health Care	14.4%
Industrials	9.5%
Consumer Staples	9.2%
Communication Services	9.0%
Consumer Discretionary	6.2%
Energy	6.1%
Utilities	4.3%
Materials	3.3%
Real Estate	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.3%
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.4%
Meta Platforms, Inc., Class A	2.1%
Exxon Mobil Corp.	2.0%
Alphabet, Inc., Class A	1.9%
UnitedHealth Group, Inc.	1.7%
Alphabet, Inc., Class C, NVS	1.7%
Home Depot, Inc. (The)	1.5%
Procter & Gamble Co. (The)	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.3%
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.4%
Meta Platforms, Inc., Class A	2.1%
Exxon Mobil Corp.	2.0%
Alphabet, Inc., Class A	1.9%
UnitedHealth Group, Inc.	1.7%
Alphabet, Inc., Class C, NVS	1.7%
Home Depot, Inc. (The)	1.5%
Procter & Gamble Co. (The)	1.5%
(a)	Excludes money market funds.

C000012195 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap Value ETF
Class Name	iShares Morningstar Mid-Cap Value ETF
Trading Symbol	IMCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.32%	33.39%	9.88%	8.98%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Mid Cap Broad Value Index℠	10.33	33.42	9.98	9.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 636,645,315
Holdings Count | Holding	309
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$636,645,315
Number of Portfolio Holdings	309
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.7%
Utilities	12.7%
Industrials	11.0%
Real Estate	8.6%
Consumer Discretionary	8.4%
Information Technology	8.0%
Energy	8.0%
Consumer Staples	7.9%
Health Care	7.2%
Materials	7.0%
Communication Services	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Williams Cos., Inc. (The)	1.2%
Capital One Financial Corp.	1.2%
Truist Financial Corp.	1.1%
General Motors Co.	1.1%
Norfolk Southern Corp.	1.0%
ONEOK, Inc.	1.0%
Bank of New York Mellon Corp. (The)	1.0%
PACCAR, Inc.	1.0%
Aflac, Inc.	1.0%
American Electric Power Co., Inc.	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Williams Cos., Inc. (The)	1.2%
Capital One Financial Corp.	1.2%
Truist Financial Corp.	1.1%
General Motors Co.	1.1%
Norfolk Southern Corp.	1.0%
ONEOK, Inc.	1.0%
Bank of New York Mellon Corp. (The)	1.0%
PACCAR, Inc.	1.0%
Aflac, Inc.	1.0%
American Electric Power Co., Inc.	1.0%
(a)	Excludes money market funds.

C000012196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap ETF
Class Name	iShares Morningstar Small-Cap ETF
Trading Symbol	ISCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.75%	34.20%	6.84%	7.09%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Small Cap Extended Index℠	11.74	34.15	6.77	7.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 229,919,699
Holdings Count | Holding	1,585
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$229,919,699
Number of Portfolio Holdings	1,585
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.8%
Industrials	18.3%
Consumer Discretionary	14.1%
Health Care	12.1%
Information Technology	11.8%
Real Estate	7.1%
Materials	5.6%
Communication Services	3.6%
Energy	3.6%
Consumer Staples	2.8%
Utilities	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Carvana Co., Class A	0.6%
Guidewire Software, Inc.	0.3%
Coherent Corp.	0.3%
East West Bancorp, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Curtiss-Wright Corp.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Jones Lang LaSalle, Inc.	0.3%
Texas Roadhouse, Inc.	0.3%
Toast, Inc., Class A	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Carvana Co., Class A	0.6%
Guidewire Software, Inc.	0.3%
Coherent Corp.	0.3%
East West Bancorp, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Curtiss-Wright Corp.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Jones Lang LaSalle, Inc.	0.3%
Texas Roadhouse, Inc.	0.3%
Toast, Inc., Class A	0.3%
(a)	Excludes money market funds.

C000042588 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. REIT ETF
Class Name	iShares Core U.S. REIT ETF
Trading Symbol	USRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	21.23%	36.63%	4.47%	6.43%
Russell 3000® Index	13.85	37.86	14.60	12.44
FTSE Nareit Equity REITs Index	21.30	36.80	4.55	6.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,787,152,215
Holdings Count | Holding	135
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,787,152,215
Number of Portfolio Holdings	135
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	29.0%
Retail REITs	16.9%
Residential REITs	16.0%
Health Care REITs	15.2%
Industrial REITs	13.4%
Office REITs	4.3%
Hotel & Resort REITs	2.8%
Diversified REITs	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Prologis, Inc.	8.7%
Equinix, Inc.	7.2%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Public Storage	4.3%
Realty Income Corp.	4.3%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	2.8%
VICI Properties, Inc.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Prologis, Inc.	8.7%
Equinix, Inc.	7.2%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Public Storage	4.3%
Realty Income Corp.	4.3%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	2.8%
VICI Properties, Inc.	2.8%
(a)	Excludes money market funds.

C000099165 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core High Dividend ETF
Class Name	iShares Core High Dividend ETF
Trading Symbol	HDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.20%	27.79%	8.51%	8.30%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® Dividend Yield Focus Index℠	11.20	27.94	8.60	8.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,113,231,169
Holdings Count | Holding	79
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,113,231,169
Number of Portfolio Holdings	79
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	26.5%
Consumer Staples	18.7%
Health Care	18.5%
Utilities	11.2%
Information Technology	10.1%
Communication Services	4.9%
Financials	4.6%
Industrials	2.5%
Materials	2.4%
Consumer Discretionary	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	9.9%
Chevron Corp.	6.6%
Johnson & Johnson	6.4%
AbbVie, Inc.	6.3%
Philip Morris International, Inc.	4.7%
AT&T Inc.	4.6%
Cisco Systems, Inc.	4.0%
PepsiCo, Inc.	3.9%
Coca-Cola Co. (The)	3.8%
Merck & Co., Inc.	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	9.9%
Chevron Corp.	6.6%
Johnson & Johnson	6.4%
AbbVie, Inc.	6.3%
Philip Morris International, Inc.	4.7%
AT&T Inc.	4.6%
Cisco Systems, Inc.	4.0%
PepsiCo, Inc.	3.9%
Coca-Cola Co. (The)	3.8%
Merck & Co., Inc.	3.8%
(a)	Excludes money market funds.

C000141931 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core Dividend Growth ETF
Class Name	iShares Core Dividend Growth ETF
Trading Symbol	DGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.04%	31.60%	11.88%	11.81%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Dividend Growth Index℠	12.07	31.69	11.95	11.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 30,052,061,289
Holdings Count | Holding	415
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$30,052,061,289
Number of Portfolio Holdings	415
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.9%
Health Care	16.8%
Information Technology	16.7%
Industrials	12.1%
Consumer Staples	10.2%
Energy	7.8%
Utilities	6.8%
Consumer Discretionary	6.4%
Materials	2.7%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	3.0%
JPMorgan Chase & Co.	3.0%
Apple Inc.	2.9%
Microsoft Corp.	2.8%
Chevron Corp.	2.8%
Johnson & Johnson	2.7%
AbbVie, Inc.	2.7%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	3.0%
JPMorgan Chase & Co.	3.0%
Apple Inc.	2.9%
Microsoft Corp.	2.8%
Chevron Corp.	2.8%
Johnson & Johnson	2.7%
AbbVie, Inc.	2.7%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
(a)	Excludes money market funds.

C000194634 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core Dividend ETF
Class Name	iShares Core Dividend ETF
Trading Symbol	DIVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$3	0.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	14.72%	37.21%	13.53%	12.52%
Morningstar US Market Index	13.83	38.09	14.70	13.38
Morningstar® US Dividend and Buyback Index℠	14.78	37.33	13.73	12.75

Performance Inception Date	Nov. 07, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 539,499,891
Holdings Count | Holding	435
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$539,499,891
Number of Portfolio Holdings	435
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.5%
Financials	21.3%
Industrials	10.3%
Health Care	9.9%
Energy	8.9%
Consumer Staples	7.1%
Consumer Discretionary	6.6%
Real Estate	3.3%
Communication Services	3.2%
Utilities	3.0%
Materials	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.3%
International Business Machines Corp.	3.6%
Accenture PLC, Class A	3.5%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.5%
Wells Fargo & Co.	2.2%
Chevron Corp.	2.1%
Fidelity National Information Services, Inc.	2.0%
Verizon Communications, Inc.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.3%
International Business Machines Corp.	3.6%
Accenture PLC, Class A	3.5%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.5%
Wells Fargo & Co.	2.2%
Chevron Corp.	2.1%
Fidelity National Information Services, Inc.	2.0%
Verizon Communications, Inc.	1.6%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.